ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF OPERATIONS
Total revenues	$ 42,189,151	$ 48,353,687	$ 40,208,234
Total cost of revenues	(11,717,148)	(13,264,217)	(9,998,390)
Gross profit	30,472,003	35,089,470	30,209,844
Operating expenses:
Product development expenses	(14,445,618)	(13,885,922)	(12,317,528)
Sales and marketing expenses	(9,304,028)	(9,446,025)	(9,966,282)
General and administrative expenses	(13,506,506)	(13,095,086)	(10,077,739)
Total operating expenses	(32,351,840)	(31,764,751)	(26,849,743)
Loss from operations	(1,879,837)	3,324,719	3,360,101
Interest income	2,914,372	2,931,511	2,646,967
Other income (expenses), net	(453,379)	770,807	858,869
Impairment loss on investment in equity investees	(1,400,000)	(370,407)	0
Income (loss) before income taxes and share of profit (loss) in equity method investments, net of gain (loss) on disposals	(818,844)	6,656,630	6,865,937
Income tax expense	2,162,812	(1,419,063)	854,904
Share of gain in joint venture, net of taxes	(432,874)	207,766	1,139,650
Net income attributable to Taomee Holdings Limited	1,006,457	5,441,260	8,861,867
Parent company
STATEMENTS OF OPERATIONS
Total cost of revenues	(294,132)	(289,921)	(255,315)
Gross profit	(294,132)	(289,921)	(255,315)
Operating expenses:
Product development expenses	(448,179)	(360,853)	(498,500)
Sales and marketing expenses	(16,394)	(56,938)	(128,978)
General and administrative expenses	(3,052,836)	(1,691,514)	(1,674,529)
Total operating expenses	(3,517,409)	(2,109,305)	(2,302,007)
Loss from operations	(3,811,541)	(2,399,226)	(2,557,322)
Interest income	483,718	892,353	765,544
Other income (expenses), net	(398,536)	800,988	860,337
Impairment loss on investment in equity investees	(1,400,000)
Income (loss) before income taxes and share of profit (loss) in equity method investments, net of gain (loss) on disposals	(5,126,359)	(705,885)	(931,441)
Income tax expense	(12,746)	(31,351)
Share of gain in subsidiary, net of taxes	6,109,173	5,581,239	9,095,284
Share of gain in joint venture, net of taxes	36,389	597,257	698,024
Net income attributable to Taomee Holdings Limited	$ 1,006,457	$ 5,441,260	$ 8,861,867